Income Taxes (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Valuation allowance			100.00%		(10.30%)	(15.70%)	(16.40%)
Valuation allowance offset			80.00%
Income tax benefit	$ 400	$ 944	$ 925	$ 9,971	$ 11,786	$ 3,308	$ (417)
Number of businesses acquired | item		4	1		4
Deferred tax liabilities		$ 11,000		11,000	$ 7,371	6,863
Income tax benefit					371	241	176
Valuation allowance (percentage)			100.00%
Deferred tax assets	300		$ 300		126
Unrecognized tax positions	$ 0		0		256	0	0		$ 0
State
Operating Loss Carryforwards [Line Items]
Income tax benefit			300
Income tax benefit					0	0	0
Foreign
Operating Loss Carryforwards [Line Items]
Income tax benefit			$ 600
Income tax benefit					$ 371	$ 241	$ 176
Energica
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities								$ 4,700
Timios and WAVE
Operating Loss Carryforwards [Line Items]
Income tax benefit				9,100
Net state deferred tax liabilities		(800)		(600)
Tree Technologies Sdn. Bhd.
Operating Loss Carryforwards [Line Items]
Net foreign tax benefit		$ 100		$ 300